Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 13, 2011	Aug. 19, 2011	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 Other Auction Rate Securities Claims	Dec. 31, 2010 Other Auction Rate Securities Claims	May 31, 2009 Overdrafts Fee Cases legalmatter	May 31, 2009 Trust Preferred Securities legalmatter	Mar. 08, 2011 Preferred Securities [Member]	Dec. 31, 2011 Potential Mortgage Servicing Settlement and Claims [Member]
Aggregate range of reasonably possible losses on legal matters in excess of the accrued liability						$ 140	$ 250
Reserved for the remaining probable loss that could be reasonably estimated								7	16
Contingent Receipt, Judgement Award for Damages					34
Contingent Payments				5
Contingent Receipt, Prejudgement Interest Award					6
Accrued fines for settlement with FINRA	5
Total amount of ARS the Company has purchased	617
Cumulative losses on ARS	113
Fair value of ARS purchased pursuant to the pending settlement, trading securities	37	147	176
Fair value of ARS purchased pursuant to the pending settlement, available for sale securities	100	128	156
Total gain (loss) relating to the ARS agreements recognized	33	18
Number of putative class actions										2	3
Amount sold of an asset that is now related to a loss contingency											690	80
Loss Contingency, Loss in Period	120	0	0										120
contingency loss, loss in period, after tax													$ 81